Schedule of issued and paid-up capital (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Number of fully paid ordinary shares	9,233,965,143	9,016,726,743
Fully paid ordinary shares	$ 155,139,886	$ 153,574,974